Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

December 31, 2020

F45-QTLY-0221
1.843410.114

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 3/11/21 (a)
(Cost $3,009,567)	3,010,000	3,009,586
	Shares	Value

Domestic Equity Funds - 51.4%
Fidelity Series All-Sector Equity Fund (b)	31,250,882	$358,760,124
Fidelity Series Blue Chip Growth Fund (b)	33,244,873	557,516,519
Fidelity Series Commodity Strategy Fund (b)	98,797,227	453,479,270
Fidelity Series Growth Company Fund (b)	62,436,659	1,421,682,733
Fidelity Series Intrinsic Opportunities Fund (b)	79,701,600	1,470,494,511
Fidelity Series Large Cap Stock Fund (b)	77,614,854	1,276,764,348
Fidelity Series Large Cap Value Index Fund (b)	35,478,123	468,666,001
Fidelity Series Opportunistic Insights Fund (b)	36,145,055	731,937,361
Fidelity Series Small Cap Discovery Fund (b)	12,826,892	159,309,998
Fidelity Series Small Cap Opportunities Fund (b)	33,954,249	544,286,605
Fidelity Series Stock Selector Large Cap Value Fund (b)	85,161,843	1,084,961,878
Fidelity Series Value Discovery Fund (b)	58,002,611	831,177,421
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,098,429,260)		9,359,036,769

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	35,762,360	413,055,262
Fidelity Series Emerging Markets Fund (b)	25,550,284	289,740,215
Fidelity Series Emerging Markets Opportunities Fund (b)	105,610,868	2,636,047,260
Fidelity Series International Growth Fund (b)	71,553,764	1,272,225,915
Fidelity Series International Small Cap Fund (b)	19,148,032	393,109,105
Fidelity Series International Value Fund (b)	125,763,741	1,268,956,149
Fidelity Series Overseas Fund (b)	99,552,115	1,234,446,230
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,752,393,229)		7,507,580,136

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	9,833,179	93,808,525
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,103,867	33,583,837
Fidelity Series Floating Rate High Income Fund (b)	1,970,840	17,914,938
Fidelity Series High Income Fund (b)	11,808,837	111,711,595
Fidelity Series Inflation-Protected Bond Index Fund (b)	32,843,623	352,412,073
Fidelity Series International Credit Fund (b)	684,559	7,003,034
Fidelity Series Investment Grade Bond Fund (b)	696,652	8,304,086
Fidelity Series Long-Term Treasury Bond Index Fund (b)	43,824,480	401,870,482
Fidelity Series Real Estate Income Fund (b)	6,357,639	66,755,206
TOTAL BOND FUNDS
(Cost $1,074,130,859)		1,093,363,776

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 0.11% (c)	30,267,756	30,273,810
Fidelity Series Government Money Market Fund 0.13% (b)(d)	174,488,578	174,488,578
Fidelity Series Short-Term Credit Fund (b)	2,643,102	27,065,362
TOTAL SHORT-TERM FUNDS
(Cost $231,051,626)		231,827,750
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,159,014,541)		18,194,818,017
NET OTHER ASSETS (LIABILITIES) - 0.0%		(339,072)
NET ASSETS - 100%		$18,194,478,945

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	153	March 2021	$28,678,320	$(6,799)	$(6,799)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	355	March 2021	37,821,700	24,064	24,064
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	397	March 2021	25,570,770	(730,390)	(730,390)

TOTAL SOLD					(706,326)

TOTAL FUTURES CONTRACTS					$(713,125)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,163,702.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,161
Total	$31,161

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$243,345,740	$33,527,607	$28,813,784	$23,807,445	$(1,900,238)	$112,600,799	$358,760,124
Fidelity Series Blue Chip Growth Fund	444,840,786	201,769,128	237,456,425	189,902,948	53,403,577	94,959,453	557,516,519
Fidelity Series Canada Fund	242,577,568	85,246,013	25,021,351	8,587,048	(970,841)	111,223,873	413,055,262
Fidelity Series Commodity Strategy Fund	414,290,973	56,924,235	106,244,251	1,871,953	(33,783,534)	122,291,847	453,479,270
Fidelity Series Emerging Markets Debt Fund	77,901,194	6,607,955	4,993,100	3,371,622	10,677	14,281,799	93,808,525
Fidelity Series Emerging Markets Debt Local Currency Fund	--	31,599,191	148,106	192,550	937	2,131,815	33,583,837
Fidelity Series Emerging Markets Fund	145,255,562	57,561,340	16,535,634	3,938,661	201,540	103,257,407	289,740,215
Fidelity Series Emerging Markets Opportunities Fund	1,364,681,176	462,594,476	125,423,604	76,028,375	5,359,156	928,836,056	2,636,047,260
Fidelity Series Floating Rate High Income Fund	15,733,939	1,342,687	1,208,008	582,358	(6,453)	2,052,773	17,914,938
Fidelity Series Government Money Market Fund 0.13%	371,430,307	136,510,654	333,452,383	364,221	--	--	174,488,578
Fidelity Series Growth Company Fund	915,811,783	376,541,599	284,134,592	348,085,832	104,435,072	309,028,871	1,421,682,733
Fidelity Series High Income Fund	95,298,373	8,324,463	6,040,059	4,528,019	29,890	14,098,928	111,711,595
Fidelity Series Inflation-Protected Bond Index Fund	264,863,387	111,702,162	41,521,564	4,516,476	79,264	17,288,824	352,412,073
Fidelity Series International Credit Fund	6,130,987	439,211	--	439,211	--	395,227	7,003,034
Fidelity Series International Growth Fund	1,038,755,116	268,273,543	253,811,980	175,598,784	39,149,430	179,859,806	1,272,225,915
Fidelity Series International Small Cap Fund	248,399,296	30,343,523	19,075,757	3,129,985	22,285	133,419,758	393,109,105
Fidelity Series International Value Fund	929,267,144	109,568,378	146,652,515	34,710,845	(16,008,881)	392,782,023	1,268,956,149
Fidelity Series Intrinsic Opportunities Fund	1,016,845,055	102,936,413	104,796,747	59,864,842	1,077,817	454,431,973	1,470,494,511
Fidelity Series Investment Grade Bond Fund	--	8,305,102	35,713	16,234	25	34,672	8,304,086
Fidelity Series Large Cap Stock Fund	902,062,631	145,656,609	110,948,748	65,419,771	1,117,100	338,876,756	1,276,764,348
Fidelity Series Large Cap Value Index Fund	247,604,152	133,061,185	17,436,056	9,218,026	(586,660)	106,023,380	468,666,001
Fidelity Series Long-Term Treasury Bond Index Fund	302,380,590	186,867,105	33,336,180	41,290,431	3,287,193	(57,328,226)	401,870,482
Fidelity Series Opportunistic Insights Fund	503,882,073	152,296,085	87,688,232	85,986,518	13,270,488	150,176,947	731,937,361
Fidelity Series Overseas Fund	861,115,277	100,515,733	105,007,493	13,582,525	(3,359,285)	381,181,998	1,234,446,230
Fidelity Series Real Estate Income Fund	51,566,409	6,261,877	3,785,139	3,873,118	(178,017)	12,890,076	66,755,206
Fidelity Series Short-Term Credit Fund	25,486,982	653,611	9,955	496,649	102	934,622	27,065,362
Fidelity Series Small Cap Discovery Fund	100,982,202	9,075,902	16,619,771	4,289,173	(175,772)	66,047,437	159,309,998
Fidelity Series Small Cap Opportunities Fund	351,735,840	24,176,623	34,235,534	10,906,122	1,356,406	201,253,270	544,286,605
Fidelity Series Stock Selector Large Cap Value Fund	661,521,596	176,810,170	48,434,264	22,557,893	202,379	294,861,997	1,084,961,878
Fidelity Series Value Discovery Fund	492,395,896	143,797,364	34,352,610	16,800,822	(1,111,524)	230,448,295	831,177,421
	$12,336,162,034	$3,169,289,944	$2,227,219,555	$1,213,958,457	$164,922,133	$4,718,342,456	$18,161,534,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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